Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued license fees	$ 2,055,687
Accrued bonuses and related employees compensation expenses	1,419,137
Accrued legal fees	930,354
Accrued consultant and other fees	113,133
Total	$ 4,518,311